Financial Risk Factors and Risk Management - Contractual Maturities of Non-Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Trade payables	€ (1,465)	€ (1,178)
Bonds	(5,294)	(6,090)
Private placements	0	(99)
Loans	0	(2,250)
Commercial Paper	(498)	(498)
Lease liabilities	(1,684)	(1,715)
Other financial liabilities	(157)	(270)
Total of non-derivative financial liabilities	(9,098)	(12,099)
Financial guarantees	0	0
2026/2025
Financial Risk Factors and Risk Management
Trade payables	(1,465)	(1,178)
Bonds	(1,161)	(970)
Private placements	0	(3)
Loans	0	(2,300)
Commercial Paper		(498)
Commercial Paper	(500)	(500)
Lease liabilities	(302)	(371)
Other financial liabilities	(207)	(21)
Total of non-derivative financial liabilities	(3,635)	(5,343)
Financial guarantees	(17)	(19)
2027/2026
Financial Risk Factors and Risk Management
Trade payables	0	0
Bonds	(1,045)	(1,161)
Private placements	0	(3)
Loans	0	0
Commercial Paper	0	0
Lease liabilities	(291)	(287)
Other financial liabilities	(21)	(32)
Total of non-derivative financial liabilities	(1,357)	(1,483)
Financial guarantees	(17)	(19)
2028/2027
Financial Risk Factors and Risk Management
Trade payables	0	0
Bonds	(1,033)	(1,045)
Private placements	0	(100)
Loans	0	0
Commercial Paper	0	0
Lease liabilities	(234)	(237)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(1,267)	(1,382)
Financial guarantees	(18)	(19)
2029/2028
Financial Risk Factors and Risk Management
Trade payables	0	0
Bonds	(828)	(1,033)
Private placements	0	0
Loans	0	0
Commercial Paper	0	0
Lease liabilities	(185)	(184)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(1,013)	(1,217)
Financial guarantees	(18)	(20)
2030/2029
Financial Risk Factors and Risk Management
Trade payables	0	0
Bonds	(522)	(828)
Private placements	0	0
Loans	0	0
Commercial Paper	0	0
Lease liabilities	(158)	(148)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(680)	(976)
Financial guarantees	(18)	(20)
Due thereafter
Financial Risk Factors and Risk Management
Trade payables	0	0
Bonds	(1,254)	(1,775)
Private placements	0	0
Loans	0	0
Commercial Paper	0	0
Lease liabilities	(812)	(821)
Other financial liabilities	0	0
Total of non-derivative financial liabilities	(2,066)	(2,596)
Financial guarantees	€ (260)	€ (315)